Income taxes - United States and Canada Components of Net Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating loss carryforwards
Total	$ 28,713,531	$ 35,952,026
State
Operating loss carryforwards
Total	22,300,354	28,838,629
Canada
Operating loss carryforwards
Total	$ 6,413,177	$ 7,113,397